CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	¥ 93,438	¥ 108,590
Time deposits with financial institutions	51,614	113,399
Financial assets at fair value through profit or loss	2
Derivative financial assets	19,335	18,371
Trade accounts receivable	46,364	34,861
Financial assets at fair value through other comprehensive income	3,507	5,939
Inventories	244,241	207,433
Prepaid expenses and other current assets	64,639	69,431
Total current assets	523,140	558,024
Non-current assets
Property, plant and equipment, net	630,700	598,925
Construction in progress	196,045	155,939
Right-of-use assets	264,856	268,408
Goodwill	6,464	8,594
Interest in associates	159,150	148,729
Interest in joint ventures	74,791	60,450
Financial assets at fair value through other comprehensive income	730	767
Deferred tax assets	19,952	19,389
Long-term prepayments and other assets	72,812	70,030
Total non-current assets	1,425,500	1,331,231
Total assets	1,948,640	1,889,255
Current liabilities
Short-term debts	59,037	35,252
Loans from Sinopec Group Company and fellow subsidiaries	7,292	2,873
Lease liabilities	16,004	15,173
Derivative financial liabilities	7,313	3,223
Trade accounts payable and bills payable	269,424	215,640
Contract liabilities	125,444	124,622
Other payables	178,146	239,688
Income tax payable	4,725	4,809
Total current liabilities	667,385	641,280
Non-current liabilities
Long-term debts	85,706	78,300
Loans from Sinopec Group Company and fellow subsidiaries	22,255	13,690
Lease liabilities	166,407	170,233
Deferred tax liabilities	8,079	7,910
Provisions	47,587	43,525
Other long-term liabilities	14,983	19,243
Total non-current liabilities	345,017	332,901
Total liabilities	1,012,402	974,181
Equity
Share capital	119,896	121,071
Reserves	664,810	653,111
Total equity attributable to owners of the Company	784,706	774,182
Non-controlling interests	151,532	140,892
Total equity	936,238	915,074
Total liabilities and equity	¥ 1,948,640	¥ 1,889,255